Cash and Cash Equivalents and Restricted Cash and Other Investments (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 377,034	$ 270,166
Restricted cash	589	29,623
Total cash and cash equivalents and restricted cash	$ 377,623	$ 299,789	$ 279,844	$ 249,175